Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment, net		$ 6,504,681	$ 6,539,581
Intangible assets, net		908,583	943,838
Investments in non-consolidated companies		471,306	513,648
Other investments		2,881	3,253
Deferred tax assets		158,703	163,538
Receivables, net		243,306	592,565
Trade receivables, net		0	897
Non-current assets		8,289,460	8,757,320
Current assets
Receivables, net		288,609	334,713
Derivative financial instruments		1,572	1,196
Inventories, net		2,001,781	2,158,298
Trade receivables, net		918,438	949,672
Other investments		813,527	212,271
Cash and cash equivalents	[1]	537,882	519,965
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		4,561,809	4,176,115
Non-current assets classified as held for sale		4,966	2,098
Current assets		4,566,775	4,178,213
Total Assets		12,856,235	12,935,533
EQUITY
Capital and reserves attributable to the owners of the parent		7,286,115	6,611,665
Non-controlling interest		1,157,038	1,103,208
Total Equity		8,443,153	7,714,873
Non-current liabilities
Provisions		80,570	613,352
Deferred tax liabilities		346,485	403,278
Other liabilities		551,856	507,603
Trade payables		1,145	1,174
Derivative financial instruments		523	17
Lease liabilities		251,617	298,219
Borrowings		1,327,289	1,628,892
Non-current liabilities		2,559,485	3,452,535
Current liabilities
Current income tax liabilities		110,499	47,053
Other liabilities		249,836	240,934
Trade payables		1,049,337	876,803
Derivative financial instruments		5,835	3,007
Lease liabilities		42,486	40,546
Borrowings		395,604	559,782
Current liabilities		1,853,597	1,768,125
Total Liabilities		4,413,082	5,220,660
Total Equity and Liabilities		$ 12,856,235	$ 12,935,533

[1]	It includes restricted cash of $54, $69 and $2,216 as of December 31, 2020, 2019 and 2018, respectively. In addition, the Company had other investments with a maturity of more than three months for $813,527, $212,271 and $44,529 as of December 31, 2020, 2019 and 2018, respectively.